Property, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Movement of Property, Furniture and Equipment
(a)	The movement of property, furniture and equipment and depreciation for the years ended December 31, 2023, 2022 and 2021, is as follows:

						Right-of-use assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	Assets and work-in-progress	Buildings and facilities	Furniture and equipment	Total 2023	Total 2022	Total 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	141,206	600,168	806,066	1,233	34,014	279,998	2,292	1,864,977	1,826,051	1,781,765
Acquisition of Izipay, Note 1(d)	—	—	—	—	—	—	—	—	90,079	—
Additions	—	3,684	108,077	—	35,884	35,901	—	183,546	168,214	118,974
Transfers	—	6,974	4,171	—	(26,494)	—	15,349	—	—	—
Transfer (to) from investment property, Note 3.4(o)	(1,231)	13,426	(2)	—	—	—	—	12,193	(10,643)	(2,029)
Disposals, write-offs and others (d)	(14,153)	(11,434)	(27,515)	(17)	(198)	(14,973)	—	(68,290)	(208,724)	(72,659)

Balance as of December 31	125,822	612,818	890,797	1,216	43,206	300,926	17,641	1,992,426	1,864,977	1,826,051

Depreciation
Balance as of January 1	—	(312,150)	(582,287)	(951)	—	(175,961)	(2,196)	(1,073,545)	(1,010,933)	(937,338)
Depreciation of the year	—	(20,599)	(71,113)	(119)	—	(49,209)	(14,983)	(156,023)	(133,825)	(121,932)
Transfer to (from) investment property, Note 3.4(o)	—	—	—	—	—	—	—	—	1,286	1,038
Disposals, write-offs and others (d)	—	7,282	24,642	12	—	10,038	—	41,974	69,927	47,299

Balance as of December 31	—	(325,467)	(628,758)	(1,058)	—	(215,132)	(17,179)	(1,187,594)	(1,073,545)	(1,010,933)

Net book value	125,822	287,351	262,039	158	43,206	85,794	462	804,832	791,432	815,118

Summary of Book Values of Lease Liabilities
(e)	The following table shows the book values of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilities”); see Note 10(a) and the movement of the year:

	2023	2022
	S/(000)	S/(000)
As of January 1	112,581	234,946
Additions	35,900	40,610
Interest expenses, Note 19(a)	5,562	9,283
Disposals (*)	(5,433)	(106,990)
Exchange differences	(279)	(2,948)
Payments	(57,818)	(62,320)

As of December 31	90,513	112,581

(*) As of December 31, 2022, these withdrawals are mainly related to the sale of land carried out by Interseguro, see (d) above.

Summary of Amortization Schedule of Lease Liabilities
As of December 31, 2023 and 2022, the amortization schedule of these obligations is as follows:

	2023	2022
	S/(000)	S/(000)
2023	-	38,095
2024	2,709	27,497
2025	31,956	18,571
2026	20,801	15,698
2027 onwards	35,047	12,720

Total	90,513	112,581

Summary of Lease Related Transactions Recognized in Income Statement
The following table shows the amounts recognized in the consolidated statement of income:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Depreciation expenses of right-of-use assets	49,305	53,134	58,698
Interest expenses of lease liabilities, Note 19(a)	5,562	9,283	14,004
Expenses related to short-term and low-value assets leases (included in administrative expenses, see Note 24(c))	9,643	10,958	11,841

Total amount recognized in the consolidated statement of income	64,510	73,375	84,543